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February 15, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock California Municipal Opportunities Fund, a series of BlackRock California Municipal Series Trust

(File No. 2-96581 and File No. 811-04264)

Ladies and Gentlemen:

On behalf of BlackRock California Municipal Series Trust and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated January 25, 2018, for BlackRock California Municipal Opportunities Fund (the “Fund”) filed under Rule 497(c) with the Securities and Exchange Commission on January 30, 2018 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8172.

Very truly yours,

/s/ Dean Caruvana
Dean Caruvana

Enclosures

cc:	Benjamin Archibald, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP